GENERAL (Details Narrative) - USD ($)						3 Months Ended		12 Months Ended
	Mar. 11, 2022	Oct. 04, 2021	Jul. 02, 2021	Apr. 19, 2021	Apr. 19, 2021	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 14, 2022	Mar. 10, 2022	Jul. 19, 2021	Jul. 28, 2020	Jun. 14, 2020	Dec. 31, 2019	Feb. 27, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Retained Earnings (Accumulated Deficit)						$ 98,183,000		$ 90,595,000	$ 47,281,000
Working capital						6,778,000		4,244,000
Stockholders' Equity Attributable to Parent						25,161,000	$ 19,458,000	24,212,000	11,011,000						$ 6,249,000
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents						28,000
Revenues Recognized						$ 2,199,000	$ 5,031,000	$ 12,230,000	$ 5,207,000
Stock Issued During Period, Value, New Issues		$ 1,500,000
Debt Instrument, Face Amount											$ 1,804,000	$ 1,666,666
Share Price						$ 0.02		$ 0.058
NLC Pharma Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage														15.00%
Share purchase agreement [Member] | 3CL Science Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage	52.00%
Share purchase agreement [Member] | NLC Pharma Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage	48.00%
Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Value, New Issues	$ 3,800,000
Debt Instrument, Face Amount								$ 1,171,000
Line Of Credit Agreement [Member] | Testing 123 L L C [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage										10.00%
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash, Cash Equivalents, Restricted Cash, and Restricted Cash Equivalents						$ 31,000
Subsequent Event [Member] | Share purchase agreement [Member] | NLC Pharma Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity Method Investment, Ownership Percentage	48.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Value, New Issues	$ 3,800,000
Breakthrough Diagnostics Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Percentage of Issued and Outstanding Common Stock													100.00%			19.99%
Remaining percentage of issued and outstanding common stock													80.01%
Bio Imagery Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
investment write off								$ 618,000
3CL Science Ltd [Member] | Share purchase agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Value, New Issues	10,000,000
3CL Science Ltd [Member] | Subsequent Event [Member] | Share purchase agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Value, New Issues	$ 10,000,000
Provista Diagnostics Inc [Member] | Share purchase agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock Issued During Period, Value, New Issues					$ 1,500,000
Sale of Stock, Consideration Received on Transaction					7,500,000
Deposits				$ 1,250,000	$ 1,250,000
Shares Issued, Price Per Share				$ 0.0512	$ 0.0512
Cash Deposits				$ 1,250,000	$ 1,250,000
Provista Diagnostic Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share Price			$ 0.05
Payments for Repurchase of Common Stock			$ 1,170,000
Provista Diagnostic Inc [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share Price			$ 0.05
Debt Instrument, Convertible, Conversion Price			$ 0.05
Provista Diagnostic Inc [Member] | Convertible Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt Instrument, Face Amount			$ 3,500,000	3,500,000	$ 3,500,000
Debt Instrument, Convertible, Conversion Price			$ 0.05
Provista Diagnostic Inc [Member] | Share purchase agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of Stock, Consideration Received on Transaction				$ 7,500,000